Annual Operating Expenses - FidelityUSBondIndexFund-PRO - FidelityUSBondIndexFund-PRO - Fidelity U.S. Bond Index Fund - Fidelity U.S. Bond Index Fund	Oct. 30, 2024
Operating Expenses:
Management fee	0.025%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.025%